PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS Pension Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Assets for Plan Benefits, Defined Benefit Plan	$ 4,158
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets for Plan Benefits, Defined Benefit Plan	225	$ 165
Common Stock [Member] | UNITED STATES | Pension Plan [Member] | DuPont Pension Plans [Domain] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Employer, Related Party, Amount	$ 1	$ 1